Other financial liabilities (debt) - Movement of the changes derived from the financing activities (Details) - Sociedad Minera El Brocal S.A.A $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	$ 59,592
Other financial liabilities	$ 50,623